Trade and other payables - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Trade payables	$ 0	$ 384
Other payables	700	383
Trade and other payables, non-current	700	767
Current
Trade payables	226,568	173,157
Advances from customers	21,892	22,609
Amounts due to related parties (Note 32)	705	0
Taxes payable	14,467	9,499
Dividends to be paid	499	703
Payable from acquisition of subsidiary	405,999	0
Other payables	3,030	939
Trade and other payables, current	673,160	206,907
Trade and other payables	$ 673,860	$ 207,674